Accrued Expenses and Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2014
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consist of the following (in thousands):

	December 31,		September 30,
	2012	2013	2014
			(unaudited)
Accrued compensation	$2,414	$5,243	$8,902
Accrued service fees	952	2,057	7,128
Loan servicing liability at fair value	—	936	3,712
Contingent liabilities	—	—	1,875
Deferred rent	—	653	1,045
Deferred tax liability	—	—	1,004
Transaction fee refund reserve	—	—	682
Deferred revenue	—	—	472
Early stock option exercise liability	—	—	450
Other accrued expenses	—	239	734

Total accrued expenses and other liabilities	$3,366	$9,128	$26,004